Note 34 - Income Taxes - Components of Income Tax Expense (Benefit) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax expense (benefit):
Tax expense (benefit) for current year	€ 1,284	€ 919	€ 847
Adjustments for prior years	56	(132)	14
Total current tax expense (benefit)	1,340	787	861
Deferred tax expense (benefit):
Origination and reversal of temporary difference, unused tax losses and tax credits	1,158	381	108
Effect of changes in tax law and/or tax rate	7	(19)	(26)
Adjustments for prior years	(1,002)	(1,256)	(20)
Total deferred tax expense (benefit)	(163)	894	(62)
Total income tax expense (benefit)	€ 1,503	€ (107)	€ 923